Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of purchase price allocation
Purchase consideration	$1,053,020
Net assets acquired, excluding property, plant and equipment and long-term loans from related party	(333,464)
Property, plant and equipment	2,704
Long-term loans-related party	(215,811)
Goodwill	1,599,591

Total	$1,053,020